Nature of Business and Organization (Tables)	12 Months Ended
Jun. 30, 2020
Nature of Business and Organization [Abstract]
Schedule of subsidiaries and VIE
Name	Background	Ownership

Subsidiaries
Puhui BVI	● A British Virgin Islands company ● Incorporated on December 6, 2017	100%

Puhui HK	● A Hong Kong company ● Incorporated on December 18, 2017	100% owned by Puhui BVI

Puhui WFOE	● A PRC limited liability company and a deemed wholly foreign owned enterprise ("WFOE") ● Incorporated on January 30, 2018 ● Registered capital of $10 million, to be fully funded by January 2040	100% owned by Puhui HK

Granville Financial Services Company Limited ("Granville")	● A Hong Kong company ● Incorporated on December 1, 2016	100% owned by Puhui Cayman Acquired on December 3, 2019

VIE and subsidiaries of VIE

Puhui Beijing **	● A PRC limited liability company ● Incorporated on September 24, 2013 ● Registered capital of $8,501,241 (RMB 53, 000,000)	VIE of Puhui WFOE

Qingdao Puhui *	● A PRC limited liability company ● The Company's wholly owned subsidiary ● Incorporated on October 29, 2015 ● Registered capital of $781,115 (RMB 5,000,000)	100% owned by Puhui Beijing

Shanghai Pucai	● A PRC limited liability company ● The Company's wholly owned subsidiary ● Incorporated on July 8, 2014 ● Registered capital of $818,170 (RMB 5,000,000)	100% owned by Puhui Beijing

Beijing Pusheng

●     A PRC limited liability company

●     The Company's wholly owned subsidiary

●     Incorporated on March 19, 2018

●     Registered capital of $1,579,255 (RMB 10,000,000) to be fully funded by January 1, 2040

●     No operations

100% owned by Puhui Beijing Disposed in January 2019***

Shanghai Ruyue	● A PRC limited liability company ● The Company's wholly owned subsidiary ● Incorporated on April 27, 2017 ● Registered capital of $1,449,260 (RMB 10,000,000) to be fully funded by March 29, 2037	100% owned by Puhui Beijing

Beijing Haidai Puhui Information Consulting Co. Ltd. ("Beijing Haidai")	● A PRC limited liability company ● Incorporated on May 30, 2018 ● Registered capital of $15,634,038 (RMB 100,000,000) to be fully funded by December 31, 2040	57% owned by Puhui Beijing

Beijing Ruchang Management Consulting Co., Ltd. ("Beijing Ruchang") formerly know n as Beijing RuyueHaipeng Consulting Co., Ltd.	● A PRC limited liability company ● Incorporated on June 23, 2017 ● Registered capital of $243,697 (RMB 1,666,666) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Shanghai Hengshi Business Consulting Co., Ltd. ("Shanghai Hengshi")

●     A PRC limited liability company

●     Incorporated on July 21, 2017

●     Registered capital of $49,244 (RMB 333,333) of which $19,698 (RMB 133,333) to be fully funded by May 21, 2030 and $29,546 (RMB 200,000) to be fully funded by April 21, 2037

60% owned by Shanghai Ruyue Disposed in June 2019***

Shanghai Shengshi Enterprise Management Consulting Co., Ltd. ("Shanghai Shengshi")	● A PRC limited liability company ● Incorporated on August 15, 2017 ● Registered capital of $249,576 (RMB 1,666,666) to be fully funded by August 14, 2037	60% owned by Shanghai Ruyue

Beijing Puhui Shanying Management Consulting Co., Ltd. ("Beijing Shanying")	● A PRC limited liability company ● Incorporated on September 5, 2017 ● Registered capital of $76,311 (RMB 500,000) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Beijing RuyueJiahe Management Consulting Co., Ltd. ("Beijing Jiahe")	● A PRC limited liability company ● Incorporated on July 14, 2017 ● Registered capital of $343,962 (RMB 2,333,333) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Beijing Zhangpuji Management Consulting Co., Ltd. ("Beijing Zhangpuji")	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Registered capital of $30,564 (RMB 200,000) to be fully funded by January 1, 2040 ● No operations	50% owned by Shanghai Ruyue Disposed in May 2019***

Shanghai Junshen Enterprise Management Consulting Co., Ltd. ("Shanghai Junshen")	● A PRC limited partnership ● Incorporated on July 17, 2019 ● Registered capital of $72,650 (RMB 500,000) to be fully funded by June 30, 2038	70% owned by Shanghai Ruyue Disposed in June 2020****

Beijing Fenghui Management Consulting Co., Ltd. ("Beijing Fenghui")	● A PRC limited liability company ● Incorporated on October 23, 2017 ● Registered capital of $75,326 (RMB 500,000) to be fully funded by January 1, 2040	51% owned by Beijing Jiahe

Beijing LingshengChuangyuan Management Consulting Co., Ltd. ("Beijing Lingsheng")	● A PRC limited liability company ● Incorporated on January 22, 2018 ● Registered capital of $78,059 (RMB 500,000) to be fully funded by January 1, 2040	51% owned by Beijing Jiahe

Suzhou Shanghui Management Consulting Co., Ltd. ("Suzhou Shanghui")	● A PRC limited liability company ● Incorporated on March 13, 2018 ● Registered capital of $79,076(RMB 500,000) to be fully funded by February 28, 2048	70% owned by Beijing Fenghui

Beijing Puhui Ruihe Management Consulting Co., Ltd. ("Puhui Ruihe")	● A PRC limited partnership ● Incorporated on June 26, 2018 ● Registered capital of $75,996 (RMB 500,000) to be fully funded by January 1, 2040	70% owned by Beijing Lingsheng

Beijing Hongsheng Management Consulting Co., Ltd. ("Beijing Hongsheng")	● A PRC limited partnership ● Incorporated on January 21, 2019 ● Registered capital of $73,775 (RMB 500,000) to be fully funded by December 31, 2040	70% owned by Beijing Lingsheng Dissolved in March 2020****